SCHEDULE OF ESTIMATED USEFUL LIVES OF AMORTIZATION (Details)	12 Months Ended
Dec. 31, 2021
FXGT [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years